Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties	Related parties
Name of Related Party	Relationship to the Company
Mr. Hengfang Li	Chief Executive Officer and Chairman of the Board of Directors, and shareholder of the Company
Q Green Techcon Private Limited	Owned by the minority shareholder of REIT India
Shexian Ruibo	The Company owns 41.67% equity interest in Shexian Ruibo
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by Mr. Hengfang Li
Handan Ruisheng Construction Material Technology Co., Ltd.	An entity controlled by Shexian Ruibo
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	Hainan Yile IoT owns 45% ownership interest in this company
Shexian Ruida	An entity controlled by Shexian Ruibo

Schedule of Due from Related Parties	As of June 30, 2024 and December 31, 2023, the balance of due from related parties was as follows:
	As of June 30, 2024	As of December 31, 2023
Due from related parties
Mr. Hengfang Li	$72,082	$358,659

Schedule of Accounts Receivable from Related Parties	Accounts receivable from related parties consisted of the following:
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Shexian Ruibo	$26,232	$26,851
Hunyuan Baiyang Food Co., Ltd.	35,157	35,986
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd.	44,305	45,351
Total accounts receivable from related parties	$105,694	$108,188

Schedule of Advance to Suppliers, Related Party	Advance to suppliers, related party, consisted of the following:
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Shexian Ruibo*	$1,450,543	$1,796,831
Shexian Ruida	39,563	-
Handan Ruisheng Construction Material Technology Co., Ltd.	10,877	11,134
Total	$1,500,983	$1,807,965

Schedule of Accounts Payable to Related Parties	Accounts payable to related parties consisted of the following:
	As of June 30, 2024	As of December 31, 2023
Shexian Ruibo	$-	$3,080

Schedule of Sales to Related Parties	Sales to related parties consisted of the following:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Sales to a related party
Q Green Techcon Private Limited	218,631	210,864

Schedule of Purchases from Related Parties	Purchases from related parties consisted of the following:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Purchase from a related party
Shexian Ruibo	$232,016	$359,398